ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

4.	ACCOUNTS RECEIVABLE, NET
Components of accounts receivable, net are as follows:

	December 31,
	2025	2024
Hotel	$1,721	$1,752
Other	177	235

Sub-total	1,898	1,987
Less: allowances for credit losses	(11)	(11)

Accounts receivable, net	$1,887	$1,976

The Company’s allowances for credit losses as of December 31, 2025 and 2024 were from its hotel receivables.
Movement in the allowances for credit losses are as follows:

	$		$		$
	Year Ended December 31,
	2025		2024		2023
Balance at beginning of year		$11		$10		$—
Provision for credit losses		—		1		10

Balance at end of year		$11		$11		$10